Liabilities Related to Business Combinations and to Non-Controlling Interest - Additional Information (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
MSD contingent consideration (European Vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Increase in fair value of liability		2.00%
Disclosure of liabilities related to business combinations and to noncontrolling interests		€ 336	€ 312
Bayer
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Payment to sale of business period	10 years
Fair value of the contingent consideration payable to Bayer		€ 79	€ 104
Increase in fair value of liability		1.00%
Bayer | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250